Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Marketable Securities	Below is a detail of marketable securities (dollars in thousands):

	As of December 31,
	2020	2019
Marketable securities	$17,666	$25,305

Totals	$17,666	$25,305